Average Annual Total Returns ((Money Market Funds - Select), WF Heritage Money Market Fund, Select Class)	0 Months Ended
Jun. 01, 2011
(Money Market Funds - Select) | WF Heritage Money Market Fund | Select Class
Average Annual Return:
Inception Date of Share Class	Jun. 29, 2007
1 Year	0.20%
5 Year	2.76%
10 Year	2.52%